JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 127.5%
COMMON STOCKS — 126.5%
Aerospace & Defense — 1.8%
General Dynamics Corp. (a)	95	12,590
Northrop Grumman Corp. (a)	121	36,564

		49,154

Auto Components — 0.1%
Magna International, Inc. (Canada)	90	2,889

Banks — 3.7%
Bank of America Corp. (a)	951	20,189
Citigroup, Inc.	1,062	44,712
East West Bancorp, Inc.	267	6,883
First Republic Bank	140	11,515
KeyCorp	619	6,422
SVB Financial Group *	60	9,114
Truist Financial Corp.	124	3,809

		102,644

Beverages — 2.5%
Coca-Cola Co. (The) (a)	840	37,178
Constellation Brands, Inc., Class A	107	15,311
PepsiCo, Inc.	136	16,284

		68,773

Biotechnology — 3.5%
AbbVie, Inc.	612	46,602
Alexion Pharmaceuticals, Inc. *	80	7,207
Biogen, Inc.*	70	22,112
Regeneron Pharmaceuticals, Inc. *	16	7,612
Vertex Pharmaceuticals, Inc. *	61	14,543

		98,076

Building Products — 1.1%
Masco Corp.	82	2,842
Trane Technologies plc	321	26,495

		29,337

Capital Markets — 3.2%
Ameriprise Financial, Inc.	70	7,158
BlackRock, Inc.	70	30,755
Charles Schwab Corp. (The)	505	16,988
Intercontinental Exchange, Inc.	77	6,204
Morgan Stanley (a)	728	24,742
State Street Corp.	83	4,424

		90,271

Chemicals — 4.4%
Air Products & Chemicals, Inc.	108	21,580
Celanese Corp.	99	7,268
DuPont de Nemours, Inc.	62	2,102
FMC Corp.	282	23,006
Linde plc (United Kingdom)	324	56,004
Sherwin-Williams Co. (The)	26	11,781

		121,741

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	234	21,642

Consumer Finance — 1.0%
American Express Co.	310	26,578

Electric Utilities — 4.2%
Entergy Corp.	209	19,668
Evergy, Inc.	93	5,108
NextEra Energy, Inc. (a)	267	64,288
Xcel Energy, Inc.	480	28,949

		118,013

Electrical Equipment — 1.1%
AMETEK, Inc.	67	4,803
Eaton Corp. plc	218	16,933
Rockwell Automation, Inc.	54	8,197

		29,933

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	53	3,835

Entertainment — 1.4%
Electronic Arts, Inc. *	74	7,421
Netflix, Inc. * (a)	87	32,489

		39,910

Equity Real Estate Investment Trusts (REITs) — 4.7%
Equinix, Inc.	40	25,169
Equity LifeStyle Properties, Inc.	55	3,176
JBG SMITH Properties	196	6,244
Prologis, Inc.	529	42,540
Realty Income Corp.	235	11,730
SBA Communications Corp.	109	29,371
Ventas, Inc.	515	13,812

		132,042

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	16	4,568

Food Products — 1.1%
Conagra Brands, Inc.	212	6,227
Mondelez International, Inc., Class A (a)	487	24,383

		30,610

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	224	18,194
Becton Dickinson and Co.	45	10,448
Boston Scientific Corp. * (a)	776	25,327
Intuitive Surgical, Inc. * (a)	18	8,676
Medtronic plc	28	2,549
Zimmer Biomet Holdings, Inc. (a)	293	29,606

		94,800

Health Care Providers & Services — 5.0%
Anthem, Inc.	56	12,796
Cigna Corp. (a)	325	57,611
HCA Healthcare, Inc.	36	3,244
McKesson Corp.	90	12,109
UnitedHealth Group, Inc. (a)	212	52,867

		138,627

Hotels, Restaurants & Leisure — 2.3%
Hilton Worldwide Holdings, Inc.	93	6,372
Las Vegas Sands Corp.	315	13,393
McDonald’s Corp.	105	17,427
Yum! Brands, Inc.	384	26,312

		63,504

Household Durables — 0.6%
DR Horton, Inc.	118	4,006
Lennar Corp., Class A	306	11,701

		15,707

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Products — 1.9%
Kimberly-Clark Corp.	32	4,146
Procter & Gamble Co. (The)	431	47,410

		51,556

Industrial Conglomerates — 1.6%
Honeywell International, Inc. (a)	327	43,727

Insurance — 1.8%
Arthur J Gallagher & Co.	260	21,211
MetLife, Inc.	45	1,363
Progressive Corp. (The)	373	27,561

		50,135

Interactive Media & Services — 6.8%
Alphabet, Inc., Class A * (a)	65	75,010
Alphabet, Inc., Class C * (a)	50	57,837
Facebook, Inc., Class A * (a)	318	53,120
Snap, Inc., Class A *	350	4,159

		190,126

Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc. * (a)	81	158,893
Booking Holdings, Inc. *	7	9,113

		168,006

IT Services — 11.2%
Automatic Data Processing, Inc. (a)	242	33,111
Booz Allen Hamilton Holding Corp.	41	2,823
Fidelity National Information Services, Inc.	412	50,078
Fiserv, Inc. * (a)	536	50,894
FleetCor Technologies, Inc. *	53	9,944
Leidos Holdings, Inc.	374	34,250
Mastercard, Inc., Class A (a)	266	64,308
PayPal Holdings, Inc. *	559	53,497
Square, Inc., Class A *	63	3,316
WEX, Inc.*	122	12,803

		315,024

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	147	41,700

Machinery — 1.6%
Ingersoll Rand, Inc. *	378	9,385
Parker-Hannifin Corp.	100	13,033
Stanley Black & Decker, Inc.	235	23,476

		45,894

Media — 3.3%
Charter Communications, Inc., Class A * (a)	93	40,628
Comcast Corp., Class A (a)	1,254	43,100
Discovery, Inc., Class A *	418	8,135

		91,863

Multiline Retail — 0.3%
Dollar General Corp.	36	5,480
Dollar Tree, Inc. *	35	2,575

		8,055

Multi-Utilities — 0.6%
Ameren Corp.	148	10,747
CMS Energy Corp.	102	6,015

		16,762

Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc. *	48	1,606
Chevron Corp.	605	43,835
ConocoPhillips	102	3,127
Diamondback Energy, Inc.	454	11,887
Marathon Petroleum Corp. (a)	448	10,573
Pioneer Natural Resources Co. (a)	130	9,140
TC Energy Corp. (Canada)	213	9,456
Williams Cos., Inc. (The)	307	4,340

		93,964

Pharmaceuticals — 5.0%
Allergan plc	9	1,648
Bristol-Myers Squibb Co. (a)	888	49,484
Eli Lilly & Co.	226	31,381
Johnson & Johnson	233	30,532
Merck & Co., Inc.	325	25,007

		138,052

Road & Rail — 3.9%
CSX Corp.	45	2,558
Kansas City Southern	155	19,672
Lyft, Inc., Class A *	312	8,388
Norfolk Southern Corp. (a)	361	52,667
Union Pacific Corp. (a)	179	25,220

		108,505

Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc. *	323	14,685
Analog Devices, Inc.	255	22,817
ASML Holding NV (Registered), NYRS (Netherlands)	153	39,996
Lam Research Corp.	19	4,632
Micron Technology, Inc. *	176	7,383
NVIDIA Corp. (a)	121	31,798
NXP Semiconductors NV (Netherlands)	315	26,108
ON Semiconductor Corp. *	324	4,026
Skyworks Solutions, Inc.	32	2,863
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	602	28,790
Teradyne, Inc.	33	1,796
Texas Instruments, Inc. (a)	404	40,408

		225,302

Software — 10.8%
Intuit, Inc.	127	29,175
Microsoft Corp. (a)	1,316	207,497
salesforce.com, Inc. * (a)	314	45,144
ServiceNow, Inc. *	35	9,953
Slack Technologies, Inc., Class A *	195	5,227
Workday, Inc., Class A *	49	6,415

		303,411

Specialty Retail — 5.1%
AutoZone, Inc. * (a)	13	11,242
Best Buy Co., Inc.	133	7,571
Home Depot, Inc. (The) (a)	229	42,766
Lowe’s Cos., Inc.	354	30,483
O’Reilly Automotive, Inc. *	115	34,667
TJX Cos., Inc. (The)	307	14,688

		141,417

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc. (a)	511	129,932
Hewlett Packard Enterprise Co.	293	2,846

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
HP, Inc.	191	3,311

		136,089

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	305	25,268

Tobacco — 1.0%
Altria Group, Inc.	346	13,361
Philip Morris International, Inc.	182	13,310

		26,671

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	214	17,990

TOTAL COMMON STOCKS (Cost $2,665,811)		3,522,171

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $28,205)	28,205	28,208

TOTAL LONG POSITIONS (Cost $2,694,016)		3,550,379

SHORT POSITIONS — (27.2)%
COMMON STOCKS — (27.2)%
Aerospace & Defense — (0.7)%
Boeing Co. (The)	(61)	(9,116)
HEICO Corp.	(33)	(2,449)
Huntington Ingalls Industries, Inc.	(21)	(3,742)
Spirit AeroSystems Holdings, Inc., Class A	(83)	(1,982)
TransDigm Group, Inc.	(3)	(1,046)

		(18,335)

Air Freight & Logistics — (0.6)%
CH Robinson Worldwide, Inc.	(131)	(8,683)
Expeditors International of Washington, Inc.	(130)	(8,667)

		(17,350)

Auto Components — (0.2)%
Autoliv, Inc. (Sweden)	(96)	(4,428)

Automobiles — (0.1)%
Ford Motor Co.	(502)	(2,424)

Banks — (1.5)%
Associated Banc-Corp.	(82)	(1,055)
BancorpSouth Bank	(232)	(4,395)
Bank of Hawaii Corp.	(70)	(3,867)
Comerica, Inc.	(106)	(3,109)
Commerce Bancshares, Inc.	(187)	(9,412)
Fulton Financial Corp.	(137)	(1,575)
Hancock Whitney Corp.	(64)	(1,244)
M&T Bank Corp.	(27)	(2,841)
Old National Bancorp	(91)	(1,206)
People’s United Financial, Inc.	(456)	(5,040)
PNC Financial Services Group, Inc. (The)	(70)	(6,675)
US Bancorp	(83)	(2,852)
Zions Bancorp NA	(44)	(1,181)

		(44,452)

Beverages — (0.1)%
Boston Beer Co., Inc. (The), Class A *	(7)	(2,522)

Biotechnology — (0.1)%
Gilead Sciences, Inc.	(50)	(3,714)

Building Products — (0.1)%
Lennox International, Inc.	(14)	(2,490)

Capital Markets — (0.5)%
Franklin Resources, Inc.	(466)	(7,775)
Northern Trust Corp.	(80)	(6,046)

		(13,821)

Chemicals — (0.3)%
Albemarle Corp.	(127)	(7,170)
RPM International, Inc.	(25)	(1,482)

		(8,652)

Communications Equipment — (1.0)%
Cisco Systems, Inc.	(298)	(11,732)
Juniper Networks, Inc.	(816)	(15,610)

		(27,342)

Construction Materials — (0.3)%
Martin Marietta Materials, Inc.	(15)	(2,926)
Vulcan Materials Co.	(39)	(4,247)

		(7,173)

Consumer Finance — (0.1)%
Synchrony Financial	(239)	(3,841)

Containers & Packaging — (0.9)%
AptarGroup, Inc.	(30)	(2,962)
Avery Dennison Corp.	(27)	(2,758)
International Paper Co.	(288)	(8,974)
Sealed Air Corp.	(150)	(3,698)
Sonoco Products Co.	(162)	(7,488)

		(25,880)

Diversified Telecommunication Services — (0.6)%
AT&T, Inc.	(418)	(12,171)
CenturyLink, Inc.	(484)	(4,582)

		(16,753)

Electric Utilities — (0.6)%
Edison International	(74)	(4,034)
Exelon Corp.	(144)	(5,283)
Pinnacle West Capital Corp.	(101)	(7,667)

		(16,984)

Electrical Equipment — (0.6)%
Acuity Brands, Inc.	(87)	(7,445)
Emerson Electric Co.	(76)	(3,641)
Hubbell, Inc.	(47)	(5,354)

		(16,440)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Electronic Equipment, Instruments & Components — (0.2)%
Cognex Corp.	(119)	(5,016)

Energy Equipment & Services — (0.4)%
Baker Hughes Co.	(210)	(2,207)
Halliburton Co.	(751)	(5,143)
Schlumberger Ltd.	(265)	(3,581)

		(10,931)

Entertainment — (1.0)%
Activision Blizzard, Inc. *	(110)	(6,550)
Spotify Technology SA *	(92)	(11,195)
Walt Disney Co. (The)	(110)	(10,578)

		(28,323)

Equity Real Estate Investment Trusts (REITs) — (1.5)%
Apartment Investment & Management Co., Class A	(96)	(3,366)
Crown Castle International Corp.	(21)	(3,075)
Duke Realty Corp.	(96)	(3,104)
Extra Space Storage, Inc.	(74)	(7,101)
Iron Mountain, Inc.	(390)	(9,283)
Kimco Realty Corp.	(300)	(2,900)
Public Storage	(15)	(2,951)
Regency Centers Corp.	(66)	(2,542)
Simon Property Group, Inc.	(159)	(8,718)

		(43,040)

Food & Staples Retailing — (0.3)%
Sysco Corp.	(191)	(8,716)

Food Products — (0.4)%
Campbell Soup Co.	(166)	(7,681)
General Mills, Inc.	(52)	(2,743)

		(10,424)

Health Care Equipment & Supplies — (0.7)%
Abbott Laboratories	(58)	(4,558)
Dentsply Sirona, Inc.	(37)	(1,440)
Stryker Corp.	(70)	(11,599)
Varian Medical Systems, Inc. *	(32)	(3,290)

		(20,887)

Health Care Providers & Services — (0.8)%
AmerisourceBergen Corp.	(136)	(12,080)
Henry Schein, Inc. *	(223)	(11,257)

		(23,337)

Health Care Technology — (0.3)%
Cerner Corp.	(144)	(9,058)

Hotels, Restaurants & Leisure — (0.6)%
Chipotle Mexican Grill, Inc. *	(7)	(4,660)
Darden Restaurants, Inc.	(67)	(3,622)
Starbucks Corp.	(119)	(7,811)

		(16,093)

Household Durables — (0.2)%
Toll Brothers, Inc.	(253)	(4,878)

Household Products — (0.7)%
Clorox Co. (The)	(108)	(18,691)

Industrial Conglomerates — (0.5)%
3M Co.	(103)	(14,013)

Insurance — (0.9)%
Aflac, Inc.	(231)	(7,910)
Aon plc	(18)	(2,950)
Everest Re Group Ltd.	(19)	(3,656)
Globe Life, Inc.	(72)	(5,200)
Principal Financial Group, Inc.	(95)	(2,977)
WR Berkley Corp.	(33)	(1,718)

		(24,411)

Interactive Media & Services — (0.2)%
Twitter, Inc. *	(219)	(5,371)

IT Services — (1.2)%
Alliance Data Systems Corp.	(43)	(1,455)
EPAM Systems, Inc. *	(25)	(4,650)
Jack Henry & Associates, Inc.	(39)	(6,117)
Paychex, Inc.	(117)	(7,386)
Western Union Co. (The)	(686)	(12,443)

		(32,051)

Leisure Products — (0.1)%
Mattel, Inc. *	(264)	(2,328)

Life Sciences Tools & Services — (0.9)%
Agilent Technologies, Inc.	(96)	(6,893)
Mettler-Toledo International, Inc. *	(11)	(7,519)
Waters Corp. *	(58)	(10,572)

		(24,984)

Machinery — (1.0)%
Caterpillar, Inc.	(89)	(10,286)
Donaldson Co., Inc.	(185)	(7,158)
Illinois Tool Works, Inc.	(50)	(7,085)
PACCAR, Inc.	(47)	(2,891)

		(27,420)

Media — (1.3)%
Fox Corp., Class A	(222)	(5,245)
Interpublic Group of Cos., Inc. (The)	(479)	(7,756)
Omnicom Group, Inc.	(353)	(19,403)
Sirius XM Holdings, Inc.	(874)	(4,320)

		(36,724)

Multiline Retail — (0.3)%
Kohl’s Corp.	(179)	(2,610)
Macy’s, Inc.	(763)	(3,746)
Nordstrom, Inc.	(95)	(1,462)

		(7,818)

Multi-Utilities — (0.7)%
Consolidated Edison, Inc.	(87)	(6,766)
Dominion Energy, Inc.	(22)	(1,607)
DTE Energy Co.	(54)	(5,141)
Public Service Enterprise Group, Inc.	(107)	(4,811)

		(18,325)

Oil, Gas & Consumable Fuels — (1.3)%
Enbridge, Inc. (Canada)	(193)	(5,602)
Exxon Mobil Corp.	(325)	(12,350)
Hess Corp.	(143)	(4,747)
HollyFrontier Corp.	(141)	(3,446)
Kinder Morgan, Inc.	(90)	(1,257)
Marathon Oil Corp.	(694)	(2,283)
Occidental Petroleum Corp.	(358)	(4,140)
Valero Energy Corp.	(60)	(2,717)

		(36,542)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Paper & Forest Products — (0.1)%
Domtar Corp.	(138)	(2,986)

Personal Products — (0.1)%
Coty, Inc., Class A	(522)	(2,693)

Professional Services — (0.4)%
Robert Half International, Inc.	(283)	(10,700)

Road & Rail — (0.5)%
JB Hunt Transport Services, Inc.	(107)	(9,904)
Werner Enterprises, Inc.	(93)	(3,367)

		(13,271)

Semiconductors & Semiconductor Equipment — (0.4)%
Broadcom, Inc.	(18)	(4,379)
Intel Corp.	(69)	(3,743)
QUALCOMM, Inc.	(41)	(2,774)

		(10,896)

Software — (0.3)%
Oracle Corp.	(55)	(2,654)
Splunk, Inc. *	(44)	(5,579)

		(8,233)

Specialty Retail — (0.2)%
Bed Bath & Beyond, Inc.	(208)	(878)
CarMax, Inc. *	(37)	(1,986)
Dick’s Sporting Goods, Inc.	(42)	(900)
Ulta Beauty, Inc. *	(12)	(2,181)

		(5,945)

Technology Hardware, Storage & Peripherals — (1.1)%
NetApp, Inc.	(309)	(12,893)
Seagate Technology plc	(320)	(15,610)
Xerox Holdings Corp.	(96)	(1,820)

		(30,323)

Textiles, Apparel & Luxury Goods — (0.2)%
Hanesbrands, Inc.	(246)	(1,935)
VF Corp.	(85)	(4,581)

		(6,516)

Trading Companies & Distributors — (0.1)%
Fastenal Co.	(113)	(3,530)

TOTAL COMMON STOCKS (Proceeds $(1,010,743))		(757,075)

TOTAL SHORT POSITIONS (Proceeds $(1,010,743))		(757,075)

Total Investments — 100.3% (Cost $1,683,273)		2,793,304
Liabilities in Excess of Other Assets — (0.3)%		(8,266)

Net Assets — 100.0%		2,785,038

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $1,034,626,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,550,379	$—	$—	$3,550,379

Total Liabilities for Securities Sold
Short (a)	$(757,075)	$—	$—	$(757,075)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$78,086	$3,161,078	$3,210,953	$(3)	$—	$28,208	28,205	$952	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.